Income Tax (Details) - Schedule of Reconciliation the Statutory and Effective Tax Expenses - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Reconciliation the Statutory and Effective Tax Expenses [Abstract]
(Loss) income before income tax expense	$ (6,255)	$ 1,336
Tax at Hong Kong statutory tax rate of 16.5%	(1,032)	220
Effect of tax-exempt for the Company incorporated in Cayman Islands	920	9
Tax effect on non-assessable income	(1)
Tax effect on non-deductible expenses	4
Tax effect on deductible temporary differences	(3)	24
Tax effect on tax losses not recognized	112
Tax effect of utilization of tax losses previously not recognized		(144)
Tax concession		(21)
Income tax expense		$ 88